Income Taxes	12 Months Ended
Jun. 30, 2022
Deferred tax expense (income) [abstract]
Income Taxes
17.	Income Taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2021 – 27%) to the effective tax rate is as follows:

	2022	2021	2020
	$	$	$
Net loss before income tax	(9,446,454)	(552,436)	(182,116)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	2,550,543	149,158	49,171
Non-deductible differences	(1,102,753)	(7,310)	18,711
Change in unrecognized deductible temporary differences	(1,447,790)	(141,848)	(67,882)
Total income tax recovery	-	-	-

Unrecognized deductible temporary differences

The income tax benefit of the following deductible temporary differences has not been recorded in these financial statements because of the uncertainly of their recovery:

	2022	2021	2020
	$	$	$
Non-capital losses carried forward	1,110,151	300,805	169,751
Exploration and evaluation assets	(100,058)	(109,447)	(60,266)
Other items	660,396	15,278	5,409
	1,670,489	206,636	114,894

Non-capital losses carried forward

The Company has non-capital tax losses available to reduce taxes in future years of approximately $4,112,000 (2021 – $1,114,000 ). These losses have expiry dates between 2038 and 2042.

Tax attributes are subject to review, and potential adjustment, by tax authorities